Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue
Net product sales	$ 67,851	$ 59,345	$ 286,591	$ 118,915	$ 148,886	$ 73,347
Consulting research & development income	20,000		63,192	4,448	9,696	3,356
Shipping and other sales		15,010		21,822	21,822	7,462
Total revenues	87,851	74,355	349,783	145,185	180,404	84,165
Cost of goods sold	41,958	59,427	171,032	134,575	180,629	153,330
Gross profit	45,893	14,928	178,751	10,610	(225)	(69,165)
Research and development expenses	291,624	239,663	1,094,993	664,931	1,427,341	753,369
Selling, general and administrative expenses	2,444,219	1,290,565	5,496,489	5,888,062	5,914,541	3,103,710
Total costs and expenses	2,735,843	1,530,228	6,591,482	6,552,993	7,341,882	3,857,079
Net loss from operations	(2,689,950)	(1,515,300)	(6,412,731)	(6,542,383)	(7,342,107)	(3,926,244)
Other income (expense):
Interest income		1		6	6	436
Other income		8,699	7,619	25,841	34,412	38,460
Loss on disposal of PP&E				(12,351)	(2,311,805)	(607,906)
Change in derivative liability	(624,429)	218,138	(418,042)	175,593		(58,522)
Other expense	(61,695)	(8,673)	(171,402)	(16,061)	(3,580)	(145,237)
Interest expense	(1,433,153)	(511,503)	(2,133,412)	(600,709)	(1,582,184)	(121,572)
Other income (expense)	(2,119,277)	(293,338)	(2,715,237)	(427,681)	(821,588)	(231,236)
Net loss before income taxes	(4,809,227)	(1,808,638)	(9,127,968)	(6,970,064)	(8,163,695)	(4,157,480)
Provision for income taxes
Net loss	(4,809,227)	(1,808,638)	(9,127,968)	(6,970,064)	(8,149,885)	(4,157,480)
Net loss attributed to noncontrolling interest	(9,935)		(24,513)		(13,810)
Net loss attributed to CURE Pharmaceutical Holding Corp	$ (4,799,292)	$ (1,808,638)	$ (9,103,455)	$ (6,970,064)	$ 8,149,885	$ 4,157,480
Net loss per share, basic and diluted	$ (0.20)	$ (0.08)	$ (0.37)	$ (0.30)	$ (0.34)	$ (0.46)
Weighted average shares outstanding, basic and diluted	24,403,901	23,794,730	24,635,143	23,567,317	23,649,432	9,097,973